REALTYCRUNCH ACQUISITION (Details Narrative) shares in Thousands, $ in Thousands		12 Months Ended
	Jan. 11, 2021 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($) shares	Jan. 11, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Options granted | shares		4,770	8,474
Realty Crunch Inc [Member]
IfrsStatementLineItems [Line Items]
Aggregate purchase price	$ 1,100
Number of warrants | shares	184,000
Exercise price of warrant | $ / shares				$ 1.36
Options granted | shares	2,400
Options, vesting period	4 years
Expenses incurred			$ 38
Proprietary technology	$ 563
Goodwill	$ 602